Annual Total Returns - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - FundamentalLargeCapCoreETFFundamentalLargeCapGrowthETFComboPro - Fidelity Fundamental Large Cap Growth ETF - Fidelity Fundamental Large Cap Growth ETF
Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Feb. 02, 2021
Annual Return 2022	(38.72%)
Annual Return 2023	49.56%